SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION
NOTE 19:-	SHARE‑BASED COMPENSATION

a.	Expense recognized in the financial statements:

The expenses that was recognized for services received from employees and directors is as follows:

	Year ended December 31,
	2018	2019	2020
Cost of Revenues	71	226	115
Research and development	181	375	179
Selling and marketing	63	40	3
General and administrative	330	593	1,025

Total share-based compensation	645	1,234	1,322

b.	Share-based payment plan for employees and directors:

The Company has reserved for issuance stock options and restricted stock units ("RSUs") for total of 3,672,399 ordinary shares.

As of December 31, 2020, 316,621 ordinary shares of the Company were still available for future grant.

Any options or RSUs, which are forfeited or not exercised before expiration, become available for future grants.

Options granted under the Company's 2003 Israeli Share Option Plan ("Plan") are exercisable in accordance with the terms of the Plan, within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise. The options generally vest over a period of 3-4 years.

In March 2014, the Company adopted and obtained shareholder approval for its 2014 Equity Incentive Plan (the “2014 Plan”).

Options and RSU's granted under the Company's 2014 Plan are exercisable in accordance with the terms of the Plan. Options are exercisable within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise and share units are granted immediately upon vesting of the RSU's. The options and the RSU's generally vest over a period of 3-4 years.

c.	Share options activity:

The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors

	2018		2019		2020
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	1,934,735	10.02	2,313,249	9.31	2,334,432	9.18
Option's Granted	665,000	5.12	95,000	4.45	1,274,379	1.43
Option's Exercised	(208,332)	2.63	-	-	-	-
Option's Forfeited and/or expired	(78,154)	9.06	(73,817)	5.17	(11,000)	7.19

Outstanding options and at end of year	2,313,249	9.31	2,334,432	9.18	3,597,811	6.55

Option's Exercisable at end of year	1,475,451	11.23	1,753,803	4.76	1,952,014	9.98

                       The following table summarizes information about share options outstanding as of December 31, 2020:

	Options and outstanding as of December 31, 2020
Range of exercise prices	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

1.75-5.15	1,988,129	6.67	2.93
6.72- 9.82	790,782	3.86	9.05
12.89 ‑ 13.76	818,900	2.92	12.94
Total	3,597,811	5.20	6.55

          The following table summarizes information about RSU's outstanding as of December 31, 2020:

	RSU's 2018	RSU's 2019	RSU's 2020

Outstanding at beginning of year	-	95,833	108,544
Granted	95,833	36,667	-
Forfeited	-	-	-
Vested	-	(23,956)	(33,958)

Outstanding at the end of the period	95,833	108,544	74,587

The fair value of the options and RSU's granted to employees and directors at the grant date for the years ends December 31, 2018, 2019 and 2020 was $1,824 ,$441 and $1,819 respectively.

The options and RSU’s of the Company are managed by a trustee.

1.
On February 22, 2018, the general meeting of the Company approved to extend the exercise period of 208,332 options previously granted to Company's former CEO and in addition approved the grant of 40,000 options to purchase the Company's ordinary shares, for an exercise price of $ 4.63 per share, to certain of its directors. The fair value of the extended options was estimated at approximately $98 and the new options granted, as of the grant date, was estimated at approximately $76. On June 27, 2018, the 208,332 options were exercised into 131,102 ordinary shares using cashless exercise mechanism.

2.
On December 31, 2018, the Company's Board of Directors approved the grant of 625,000 options to purchase ordinary shares, for an exercise price of $ 5.15 per share, and the grant of 95,833 RSU's to its employees. The fair value of the options and RSU's granted, as of the grant date, was estimated at approximately $1,261 and $389, respectivaly.

3.
On March 24, 2019, the Company granted to its incoming CEO and chairman of the board 60,000 options (40,000 and 20,000 respectively) to purchase ordinary shares, for an exercise price of $ 4.92 per share, and 30,000 RSU's (20,000 and 10,000 respectively), under the "2014 Share Incentive Plan". The options are exercisable in accordance with the terms of the plan and will vest over three-four years. The fair value of the options and RSU's granted, as of the grant date, was estimated at approximately $164 and $158, respectively. On May 2, 2019, the general meeting of the Company approved the abovementioned grants.

4.
On June 6, 2019, the Company granted to its incoming CFO 40,000 options to purchase ordinary shares, for an exercise price of $ 3.84 per share, and 6,667 RSU's, under the "2014 Share Incentive Plan". The options are exercisable in accordance with the terms of the plan and will vest over four years. The fair value of the options and RSU's granted, as of the grant date, was estimated at approximately $93 and $26, respectively.

5.
On April 23, 2020, the Company's Board of Directors approved the grant of 1,274,379 options to purchase ordinary shares under the "2014 Share Incentive Plan", for an exercise price of $ 1.75 per share to its employees, managments and  board members of the Company. The fair value of the options granted, as of the grant date, was estimated at approximately $1,819.

d.
The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2018, 2019 and 2020 was estimated using the binomial option pricing models using the following assumptions:

	December 31,
	2018	2019	2020

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	44-54	41-53	51-71
Risk‑free interest rate (%)	1.63-2.69	1.85-2.45	0.2-0.9
Early exercise factor (%)	100-150	150	100-150
Weighted average share prices (Dollar)	4.07	4.83	2.43